Segall Bryant & Hamill Global Large Cap Fund
SEGALL BRYANT & HAMILL GLOBAL LARGE CAP FUND (formerly Westcore Global Large-Cap Dividend Fund)
Investment Objective
The Segall Bryant & Hamill Global Large Cap Fund (the "Fund") seeks to achieve long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Segall Bryant & Hamill Global Large Cap Fund - USD ($)	Retail Class	Institutional Class
Annual Account Maintenance Fee (for Retail Class accounts under $750)	$ 12

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Segall Bryant & Hamill Global Large Cap Fund		Retail Class		Institutional Class
Management Fees		0.65%		0.65%
Distribution (12b-1) Fees		none		none
Other Expenses		0.55%		0.44%
Acquired Fund Fees and Expenses	[1]	0.01%		0.01%
Total Annual Fund Operating Expenses		1.21%		1.10%
Fee Waiver and Expense Reimbursement		(0.21%)	[2]	(0.25%)	[3],[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.00%	[2]	0.85%	[3],[4]
[1]	The Fund's shareholders indirectly bear the expenses of the other funds in which the Fund invests (Acquired Funds). The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this Fund's prospectus because the Financial Highlights include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.
[2]	From May 1, 2018 until at least April 30, 2020, for the Fund's Retail Class, Segall Bryant & Hamill, LLC (the "Adviser") has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses, so that the ratio of expenses to average net assets as reported in the Fund's Financial Highlights will be no more than 0.99% for such period. This agreement may not be terminated or modified by the Adviser prior to April 30, 2020 without the approval of the Board of Trustees.
[3]	From May 1, 2018 until at least April 30, 2020, for the Fund's Institutional Class, the Adviser has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses in the same proportion as the Retail Class waivers/reimbursements in footnote 2 above and also to waive or reimburse Institutional Class-specific Other Expenses, but only to the extent that after applying the waiver/reimbursements described in this sentence, the excess of the net Retail Class expense ratio over the net Institutional Class expense ratio does not exceed 25 basis points. If after applying the waivers/reimbursements discussed above, the excess of the net Retail Class expense ratio over the net Institutional Class expense ratio is less than 15 basis points, then the Adviser agrees to waive/reimburse such that the excess equals 15 basis points. This agreement may not be terminated or modified by the Adviser prior to April 30, 2020 without the approval of the Board of Trustees.
[4]	Restated to reflect current fee waiver/reimbursement arrangements.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in either the Retail Class shares or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Segall Bryant & Hamill Global Large Cap Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Retail Class	102	363	645	1,446
Institutional Class	87	325	582	1,316

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. A higher turnover rate may also result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund's portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies of the Fund
•	The Fund emphasizes investments in global, large, dividend-paying companies that meet the portfolio management team's investment criteria based on various financial measures/ratios and have improving business prospects due to strong company and industry dynamics. The team seeks to optimize the portfolio based on a company's ability to grow its dividend while also taking into account the valuation of a company.
•	The Fund will invest, under normal circumstances, at least eighty percent (80%) of the value of its net assets, plus any borrowings for investment purposes, in stocks of large, well-established, dividend-paying companies, as measured at the time of purchase.
•	Under normal circumstances, the Fund will invest at least 40% of its net assets in stocks of foreign companies drawn from at least three different countries (and at least 30% of its net assets in stocks of foreign companies if market conditions are not favorable).
•	The Fund currently considers "large" companies to be those with a market capitalization of at least $5 billion at the time of purchase. Large companies may benefit from attributes such as market dominance, substantial financial resources, and the opportunity to be global leaders in an industry. These characteristics may result in increased stability for a company and a lower-risk investment for the Fund than smaller companies.
•	Through a combination of proprietary quantitative screening and independent fundamental analysis, the team seeks to identify and thoroughly assess the ability of companies to pay and consistently grow dividends. In particular, the team typically seeks to identify companies that have paid consistently rising dividends, including those that currently pay dividends on their common stocks and have maintained or increased their per share dividend payments over the preceding five years.
•	The team researches companies in which the historical consistency and fundamental improvement in free cash flow appear sustainable. The team seeks to develop an understanding of the economics of the business and sustainability of a company's competitive advantage.
•	The team considers a company's environmental, social, and corporate governance (ESG) practices because they believe a sustainable approach can enhance a company's ability to generate cash flow to fund its dividend.
•	With respect to portfolio structure, the team seeks to achieve a balance between current yield, dividend growth and capital preservation without regard to country or sector limitations. The portfolio typically holds 25 to 30 stocks.
•	The Fund can invest in securities of companies whose stock is traded on U.S. or foreign markets, including depositary receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).
•	The Fund considers "foreign companies" to include those domiciled outside of the United States or with the principal trading market of their securities outside of the United States.
•	Stocks may be sold when business fundamentals and/or dividend growth prospects have changed or the stock price has achieved the team's valuation target. The stock may also be sold if better relative investment opportunities have been identified.

Principal Risks of Investing in the Fund
•	Currency Risk: The Fund's exposure to foreign markets may affect the net asset value and total return of the Fund due to fluctuations in currency exchange rates.
•	Direct Foreign Exposure Risk: The Fund may invest in non-U.S.-traded securities. There are risks and costs involved in investing in non-U.S.-traded securities which are in addition to the usual risks inherent in securities that trade on a U.S. exchange. These risks will vary from time to time and from country to country, especially if the country is considered an emerging market or developing country, and may be different from or greater than the risks associated with investing in developed countries. These risks may include, but are not limited to, higher transaction costs, the imposition of additional foreign taxes, less market liquidity, security registration requirements, and less comprehensive security settlement procedures and regulations, significant currency devaluation relative to the U.S. dollar, restrictions on the Fund's ability to repatriate investment income or capital, less government regulation and supervision, less public information, less economic, political and social stability, and adverse changes in diplomatic relations between the United States and that foreign country.
•	Indirect Foreign Exposure Risk: Investments in U.S.-traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights. These risks will vary from time to time and from country to country especially if the country is considered an emerging market or developing country.
•	Market Risk: As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.
•	Portfolio Management Risk: The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.
•	Risk of Loss: You could lose money by investing in the Fund.
•	Sector Concentration Risk: The Fund may concentrate its investments in companies that are in a single sector or related sector. Concentrating investments in a single sector may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund's investments are concentrated, the Fund may perform poorly during that period.

Bar Chart and Performance Tables

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund's Retail Class performance from year to year, and by showing how the Fund's average annual returns for one, five, and ten years for the Retail Class, and one year, five years, and ten years for the Institutional Class compared with those of unmanaged indexes of securities. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.sbhfunds.com or call toll-free (800) 392-2673.

Retail Class - Calendar Year Total Returns as of December 31 (%)

Highest Quarterly Return: 6/30/2009 15.16%           Lowest Quarterly Return: 12/31/2008 (22.97)%

The returns above are for the Retail Class of the Fund. The Institutional Class would have substantially similar annual returns to the Retail Class because the classes are invested in the same portfolio securities. The Institutional Class' returns will be higher over the long-term when compared to the Retail Class' returns to the extent that the Retail Class has higher expenses.

Average Annual Total Returns (for the Periods Ended December 31, 2017)

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class; after-tax returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Segall Bryant & Hamill Global Large Cap Fund	1 Year	5 Years	10 Years
Retail Class	19.56%	10.92%	5.60%
Retail Class | After Taxes on Distributions	18.12%	8.01%	4.02%
Retail Class | After Taxes on Distributions and Sales	12.18%	8.14%	4.23%
Retail Class | Russell Developed Large-Cap Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes)	22.51%	11.87%	5.26%
Institutional Class	19.78%	11.10%	5.77%
Institutional Class | Russell Developed Large-Cap Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes)	22.51%	11.87%	5.26%